FIERA CAPITAL SERIES TRUST
375 Park Avenue, 8th Floor

New York, NY 10152

August 3, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Fiera Capital Series Trust (the “Trust”) File Nos. 333-215049 and 811-23220 on behalf of Fiera Capital Small/Mid-Cap Growth Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Trust’s 485(b) filing (Post-Effective Amendment No. 56) on behalf of the Fund that was filed electronically with the Securities and Exchange Commission on July 29, 2022.

Please call Tom Waldron at (212) 715-9555 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

By:	/s/ Terrence McCarthy
Name:	Terrence McCarthy
Title:	Principal Accounting Officer